Mineral Property Costs	3 Months Ended	21 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Mineral Property Costs [Text Block]

5. Mineral Property Costs

Mineral Claims, Clinton Mining District

On September 25, 2009, and amended June 24, 2010, the Company entered into an Option Agreement under which the Company was granted an option to acquire an undivided 50% interest in eight mineral claims located in the Clinton Mining District, Province of British Columbia, Canada (the “Claims”), which Claims total in excess of 3,900 hectares, in consideration of the issuance of 1,500,000 common shares of the Company on or before December 31, 2010. The Claims were subject to a two percent net smelter royalty which can be paid out for the sum of $1,000,000 (CAD). The Company can earn an undivided 50% interest in the Claims by carrying out a $100,000 (CAD) exploration and development program on the Claims on or before December 31, 2010, plus an additional $200,000 (CAD) exploration and development program on the Claims on or before September 25, 2011.

In the event that the Company acquires an interest in the Claims, the Company and the Optionor have further agreed, at the request of either party, to negotiate a joint venture agreement for further exploration and development of the Claims.

On April 29, 2011, the Company entered into a mutual release agreement. The Company is released from any obligations related to the Claims for considerations of a cash payment of CDN $54,624 (US$57,901) and the issuance of 200,000 common shares of the Company. The shares have been valued at a market price of $3.70 for a total of $740,000. The total amount of $797,901 has been recorded as mining expenses.

Mineral Permit

On December 16, 2010, the Company entered into an Assignment Agreement to acquire the following:

a. )	An undivided 100% right, title and interest in and to certain mineral permits located in the Province of Alberta, Canada.
b. )	All of the assignor’s right, title and interest in and to the Option Agreement.

In consideration for the Assignment, the Company agreed to pay US$90,000 by way of cash or stock of equal value (consisting of amounts previously paid by the Assignor pursuant to the Option Agreement). The Option shall be in good standing and exercisable by the Company by paying the following amounts on or before the dates specified in the following schedule:

i. )	CDN $40,000 (paid) upon execution of the agreement;
ii. )	CDN $60,000 (paid) on or before January 1, 2012;
iii. )	CDN $100,000 on or before January 1, 2013;
iv. )	CDN $300,000 on or before January 1, 2014; and
v. )	Paying all such property payments as may be required to maintain the mineral permits in good standing.
vi. )

The Optionee shall provide a refundable amount of CDN$50,000 (paid) to the Optionor by November 2, 2010, which shall be applied by the Optionor towards work assessment expenses acceptable to the Government of Alberta, with any unused portion to be applied against payments required to maintain the permits underlying the property in good standing.

By agreement dated January 18, 2011, the Company entered into a Purchase Option Agreement to acquire an undivided 60% interest in certain mineral claims known as the Salta Agua Claims located in Salta Province, Argentina.

To earn an undivided 60% interest in the Property, the Company must:

i)	pay to the Optionor a total of US$375,000 as follows:
	a)	US$25,000 (paid) upon execution of the agreement;
	b)	US$50,000 (paid) within thirty days after the effective date;
	c)	US$100,000 on or before January 18, 2012 (not paid);
	d)	US$100,000 on or before January 18, 2013;
	e)	US$100,000 on or before January 18, 2014;

ii)	allot and issue to the Optionor, up to a total of 1,000,000 common shares as follows:
	a)	250,000 Shares within thirty days after the effective date (issued)(Note 3);
	b)	250,000 Shares on or before January 18, 2012 (not issued);
	c)	250,000 Shares on or before January 18, 2013;
	d)	250,000 Shares on or before January 18, 2014;

iii)	incur Exploration Expenditures of not less than a cumulative total of US$4,000,000 as follows:
	a)	US$250,000 on or before January 18, 2013;
	b)	US$500,000 on or before January 18, 2014;
	c)	US$1,250,000 on or before January 18, 2015;
	d)	US$2,000,000 on or before January 18, 2016.

Upon completion of the above terms, the Company was to acquire the remaining 40% interest in the Property by paying the sum of $6,000,000, payable either in a lump sum due 180 days later, or by paying $3,000,000 at such time and $3,000,000 plus interest at the rate of LIBOR plus 5% interest 12 months later.

Upon the commencement of Commercial Production, the Company was to pay to the Optionor a Royalty of 3% Gross Returns.

During the year ended June 30, 2011, the Company paid a finder’s fee of $10,000 and issued 250,000 common shares of the Company to the finder. The shares are valued at a market price of $0.10 for a total of $25,000.

The agreement has been terminated on January 18, 2012 and no further payments are due on this option.

Glottech Technology

On March 17, 2011 and subsequently amended on November 18, 2011, the Company entered into a letter agreement to acquire one initial unit of proprietary and patented mechanical ultrasound technology for use in water purification, inclusive of its process of separating from water, as the primary fluid stock, the salt and other minerals and by –products contained therein, with Glottech – USA.

To acquire the unit, the Company must make the following payments:

a)	US$25,000 upon execution of the agreement (paid);
b)	US$75,000 within 180 days of execution of the agreement (paid);
c)	US$700,000 within 10 days of receipt of invoice from Glottech –USA LLC if the payment in b) is made (paid).
d)

The Company also granted an option to acquire 2,000,000 shares at $1.00 per share to Glottech – USA upon receipt of the operational ultrasonic generator that they are building for Lithium Exploration Group. The 2,000,000 shares are to be paid from outstanding shares owned by Alex Walsh, company CEO.

Commencing as of the end of an initial sixty day testing and training period following satisfactory delivery and physical setup of the technology, and continuing thereafter for as long as the technology remains in the possession of the Company, the Company shall pay continuing monthly royalties.

The option (resulting in additional mining expenses of $4,396,523) was valued using Black-Scholes method using the following assumptions:

  Risk-free interest rate - 0.18%
  Term – One Year
  Dividend yield – 0%
  Exercise price - $1.00
  Underlying stock price - $2.47
  Volatility – 257%

5. Mineral Property Costs

Mineral Claims, Clinton Mining District

On September 25, 2009, and amended June 24, 2010, the Company entered into an Option Agreement under which the Company was granted an option to acquire an undivided 50% interest in eight mineral claims located in the Clinton Mining District, Province of British Columbia, Canada (the “Claims”), which Claims total in excess of 3,900 hectares, in consideration of the issuance of 1,500,000 common shares of the Company on or before December 31, 2010. The Claims were subject to a two percent net smelter royalty which can be paid out for the sum of $1,000,000 (CAD). The Company can earn an undivided 50% interest in the Claims by carrying out a $100,000 (CAD) exploration and development program on the Claims on or before December 31, 2010, plus an additional $200,000 (CAD) exploration and development program on the Claims on or before September 25, 2011.

In the event that the Company acquires an interest in the Claims, the Company and the Optionor have further agreed, at the request of either party, to negotiate a joint venture agreement for further exploration and development of the Claims.

On April 29, 2011, the Company entered into a mutual release agreement. The Company is released from any obligations related to the Claims for consideration of a cash payment of CDN $54,624 (US$57,901) and the issuance of 200,000 common shares of the Company. The shares have been valued at a market price of $3.70 for a total of $740,000. The total amount of $797,901 has been recorded as mining expenses.

Mineral Permit

On December 16, 2010, the Company entered into an Assignment Agreement to acquire the following:

a.)	An undivided 100% right, title and interest in and to certain mineral permits located in the Province of Alberta, Canada.
b.)	All of the assignor’s right, title and interest in and to the Option Agreement.

In consideration for the Assignment, the Company agreed to pay US$90,000 by way of cash or stock of equal value (consisting of amounts previously paid by the Assignor pursuant to the Option Agreement). The full $90,000 (consisting of option payments ‘i’ and ‘vi’ below) was expensed and included in the June 30, 2011 accounts payable balance. The Option shall be in good standing and exercisable by the Company by paying the following amounts on or before the dates specified in the following schedule:

i. )	CDN $40,000 (paid) upon execution of the agreement;
ii. )	CDN $60,000 on or before January 1, 2012;
iii. )	CDN $100,000 on or before January 1, 2013;
iv. )	CDN $300,000 on or before January 1, 2014; and
v. )	Paying all such property payments as may be required to maintain the mineral permits in good standing.
vi. )

The Optionee shall provide a refundable amount of CDN$50,000 (paid) to the Optionor by November 2, 2010, which shall be applied by the Optionor towards work assessment expenses acceptable to the Government of Alberta, with any unused portion to be applied against payments required to maintain the permits underlying the property in good standing.

Mineral Claims, Salta Agua Claims

By agreement dated January 18, 2011, the Company entered into a Purchase Option Agreement to acquire an undivided 60% interest in certain mineral claims known as the Salta Agua Claims located in Salta Province, Argentina.

To earn an undivided 60% interest in the Property, the Company must:

i)	pay to the Optionor a total of US$375,000 as follows:

a)	US$25,000 (paid) upon execution of the agreement;
b)	US$50,000 (paid) within thirty days after the effective date;
c)	US$100,000 on or before January 18, 2012;
d)	US$100,000 on or before January 18, 2013;
e)	US$100,000 on or before January 18, 2014;

ii)	allot and issue to the Optionor, up to a total of 1,000,000 common shares as follows:

a)	250,000 Shares within thirty days after the effective date (issued)(Note 3);
b)	250,000 Shares on or before January 18, 2012;
c)	250,000 Shares on or before January 18, 2013;
d)	250,000 Shares on or before January 18, 2014;

iii)	incur Exploration Expenditures of not less than a cumulative total of US$4,000,000 as follows:

a)	US$250,000 on or before January 18, 2013;
b)	US$500,000 on or before January 18, 2014;
c)	US$1,250,000 on or before January 18, 2015;
d)	US$2,000,000 on or before January 18, 2016.

During the year ended June 30, 2011, the Company paid a finder’s fee of $10,000 and issued 250,000 common shares of the Company to the finder. The shares are valued at a market price of $0.10 for a total of $25,000.

Glottech Technology

On March 17, 2011, the Company entered into a letter agreement to acquire one initial unit of proprietary and patented mechanical ultrasound technology for use in water purification, inclusive of its process of separating from water, as the primary fluid stock, the salt and other minerals and by–products contained therein, with Glottech-USA.

To acquire the unit, the Company must make the following payments:

a)	US$25,000 upon execution of the agreement (paid);
b)	US$75,000 within 180 days of execution of the agreement (paid);
c)	US$700,000 within 10 days of receipt of invoice from Glottech –USA LLC if the payment in b) is made (paid).
d)

The Company also granted an option to acquire 2,000,000 shares at $1.00 per share to Glottech-USA upon receipt of the operational ultrasonic generator that they are in the building for Lithium Exploration Group. The 2,000,000 shares are to be paid from outstanding shares owned by Alex Walsh, company CEO.

Commencing as of the end of an initial sixty day testing and training period following satisfactory delivery and physical setup of the technology, and continuing thereafter for as long as the technology remains in the possession of the Company, the Company shall pay continuing monthly royalties in an amount equal to $2.00 per physical ton of water processed pursuant to the usage of the technology.

The option (resulting in additional mining expenses of $4,396,523) was valued using the Black-Scholes method using the following assumptions:

  Risk-free interest rate of . 18%
  Term - One Year
  Dividend yield - 0%
  Exercise price - $1.00
  Underlying stock price - $2.47
  Volatility – 257%